RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 14,002	$ 4,901
Directors and Officers
Statement [Line Items]
Stock options issued	200,000
Share-based compensation expense	$ 96	60,432
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 15,703	$ 15,703